Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Schedule of Restatement of Previously Issued Consolidated Financial Statements

	Consolidated statements of comprehensive income for the year ended December 31, 2022
		Adjustments by category
	As Previously Reported	Adjustment 1	Adjustment 2	Adjustment 3	Adjustment 4	Adjustment 5	Adjustment 6	Other Adjustments	As Restated
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Technology platform-based income	29,218,432	—	—	—	(3,819)	—	—	—	29,214,613
Net interest income	18,981,376	—	50,557	—	—	(36,254)	(5,507)	(308,236)	18,681,936
Guarantee income	7,372,509	—	—	—	—	—	—	—	7,372,509
Other income	1,238,004	—	—	—	602,230	—	—	—	1,840,234
Investment income	1,305,625	—	(35,492)	(761,445)	(23,529)	32,671	(5,012)	—	512,818
Share of net losses of investments accounted for using the equity method	(218)	—	—	—	—	—	—	—	(218)

Total income	58,115,728	—	15,065	(761,445)	574,882	(3,583)	(10,519)	(308,236)	57,621,892

Sales and marketing expenses	(15,756,916)	—	—	—	(7,766)	—	—	—	(15,764,682)
General and administrative expenses	(2,830,119)	—	—	—	(44,247)	(10,656)	—	—	(2,885,022)
Operation and servicing expenses	(6,429,862)	—	(15,065)	—	(451,469)	(25,782)	—	—	(6,922,178)
Technology and analytics expenses	(1,872,454)	—	—	—	(24,911)	—	—	—	(1,897,365)
Credit impairment losses	(16,550,465)	—	—	22,644	31,621	—	(16,095)	—	(16,512,295)
Asset impairment losses	(427,108)	—	—	—	—	—	—	—	(427,108)
Finance costs	(1,238,992)	—	—	—	(425)	40,021	26,614	—	(1,172,782)
Other gains - net	3,459	—	—	—	1,943	—	—	—	5,402

Total expenses	(45,102,457)	—	(15,065)	22,644	(495,254)	3,583	10,519	—	(45,576,030)

Profit before income tax expenses	13,013,271	—	—	(738,801)	79,628	—	—	(308,236)	12,045,862
Less: Income tax expenses	(4,238,232)	—	—	—	(26,603)	—	—	77,059	(4,187,776)

Net profit for the year	8,775,039	—	—	(738,801)	53,025	—	—	(231,177)	7,858,086

Net profit attributable to:
Owners of the Company	8,699,369	—	—	(738,801)	47,945	—	—	(231,177)	7,777,336
Non-controlling interests	75,670	—	—	—	5,080	—	—	—	80,750

	8,775,039	—	—	(738,801)	53,025	—	—	(231,177)	7,858,086

Earnings per share (expressed in RMB per share)
-Basic earnings per share	7.60	—	—	(0.65)	0.04	—	—	(0.20)	6.79
-Diluted earnings per share	7.58	—	—	(0.64)	0.04	—	—	(0.20)	6.78
-Basic earnings per ADS	15.20	—	—	(1.30)	0.08	—	—	(0.40)	13.58
-Diluted earnings per ADS	15.16	—	—	(1.28)	0.08	—	—	(0.40)	13.56

	Consolidated statements of comprehensive income for the year ended December 31, 2023
		Adjustments by category
	As Previously Reported	Adjustment 1	Adjustment 2	Adjustment 3	Adjustment 4	Adjustment 5	Adjustment 6	Other Adjustments	As Restated
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Technology platform-based income	15,325,826	—	—	—	(7,082)	—	—	—	15,318,744
Net interest income	12,348,357	129,210	36,433	—	—	(19,594)	(16,338)	634,060	13,112,128
Guarantee income	4,392,376	—	—	—	—	—	—	—	4,392,376
Other income	1,143,770	—	—	—	247,132	—	—	—	1,390,902
Investment income	1,050,453	(624,914)	(15,569)	(123,136)	(187,865)	(6,602)	(12,391)	—	79,976
Share of net losses of investments accounted for using the equity method	(5,416)	—	—	—	—	—	—	—	(5,416)

Total income	34,255,366	(495,704)	20,864	(123,136)	52,185	(26,196)	(28,729)	634,060	34,288,710

Sales and marketing expenses	(9,867,488)	—	—	—	(21,187)	—	—	—	(9,888,675)
General and administrative expenses	(2,304,835)	—	—	—	(37,356)	(7,852)	—	—	(2,350,043)
Operation and servicing expenses	(6,118,635)	(17,078)	(20,864)	—	(26,691)	(9,269)	—	—	(6,192,537)
Technology and analytics expenses	(1,387,055)	—	—	—	(18,745)	—	—	—	(1,405,800)
Credit impairment losses	(12,697,308)	—	—	1,567	(8,246)	—	8,325	—	(12,695,662)
Asset impairment losses	(31,246)	—	—	—	—	—	—	—	(31,246)
Finance costs	(414,023)	—	—	—	1,062	43,317	20,404	—	(349,240)
Other gains - net	210,336	—	—	—	2,622	—	—	—	212,958

Total expenses	(32,610,254)	(17,078)	(20,864)	1,567	(108,541)	26,196	28,729	—	(32,700,245)

Profit before income tax expenses	1,645,112	(512,782)	—	(121,569)	(56,356)	—	—	634,060	1,588,465
Less: Income tax expenses	(610,626)	128,196	—	—	5,578	—	—	(158,515)	(635,367)

Net profit for the year	1,034,486	(384,586)	—	(121,569)	(50,778)	—	—	475,545	953,098

Net profit attributable to:
Owners of the Company	886,865	(384,586)	—	(121,569)	(46,631)	—	—	475,545	809,624
Non-controlling interests	147,621	—	—	—	(4,147)	—	—	—	143,474

	1,034,486	(384,586)	—	(121,569)	(50,778)	—	—	475,545	953,098

Earnings per share (expressed in RMB per share)
-Basic earnings per share	0.77	(0.34)	—	(0.10)	(0.03)	—	—	0.41	0.71
-Diluted earnings per share	0.77	(0.34)	—	(0.10)	(0.03)	—	—	0.41	0.71
-Basic earnings per ADS	1.54	(0.68)	—	(0.20)	(0.06)	—	—	0.82	1.42
-Diluted earnings per ADS	1.54	(0.68)	—	(0.20)	(0.06)	—	—	0.82	1.42

	Consolidated statements of financial position as of January 1, 2022
		Adjustments by category
	As Previously Reported	Adjustment 1	Adjustment 2	Adjustment 3	Adjustment 4	Adjustment 5	Adjustment 6	Other Adjustments	As Restated
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	34,743,188	—	—	—	25,800	—	—	—	34,768,988
Restricted cash	30,453,539	—	26,795	—	—	447,829	—	—	30,928,163
Financial assets held under resale agreements	5,527,177	—	—	—	—	2,372,350	—	—	7,899,527
Financial assets at fair value through profit or loss	31,023,211	—	(1,085,870)	—	229,699	(2,340,017)	419,389	—	28,246,412
Financial assets at amortized cost	3,784,613	—	—	—	(257,974)	—	(502,021)	—	3,024,618
Accounts and other receivables and contract assets	22,344,773	—	—	—	134,945	—	—	(325,824)	22,153,894
Loans to customers	214,972,110	—	—	—	—	—	—	—	214,972,110
Deferred tax assets	4,873,370	—	—	—	16,543	—	—	—	4,889,913
Property and equipment	380,081	—	—	—	4,823	—	—	—	384,904
Investments accounted for using the equity method	459,496	—	—	—	—	—	—	—	459,496
Intangible assets	899,406	—	—	—	—	—	—	—	899,406
Right-of-use assets	804,990	—	—	—	18,134	—	—	—	823,124
Goodwill	8,918,108	—	—	—	—	—	—	—	8,918,108
Other assets	1,249,424	—	—	—	2,755	40,416	—	—	1,292,595

Total assets	360,433,486	—	(1,059,075)	—	174,725	520,578	(82,632)	(325,824)	359,661,258

LIABILITIES
Payable to platform investors	2,747,891	—	—	—	—	—	—	—	2,747,891
Borrowings	25,927,417	—	—	—	—	—	—	—	25,927,417
Current income tax liabilities	8,222,684	—	—	—	61	—	(5,436)	—	8,217,309
Accounts and other payables and contract liabilities	8,814,255	—	—	—	74,286	—	(82,632)	—	8,805,909
Payable to investors of consolidated structured entities	195,446,140	—	(1,059,075)	—	—	(136,958)	—	—	194,250,107
Financing guarantee liabilities	2,697,109	—	—	—	—	—	—	—	2,697,109
Deferred tax liabilities	833,694	—	—	—	439	—	5,436	(81,456)	758,113
Lease liabilities	794,544	—	—	—	16,704	—	—	—	811,248
Convertible promissory notes payable	10,669,498	—	—	—	—	—	—	—	10,669,498
Optionally convertible promissory notes	7,405,103	—	—	—	—	—	—	—	7,405,103
Financial assets sold under repurchase agreements	—	—	—	—	—	620,297	—	—	620,297
Other liabilities	2,315,948	—	—	—	30,649	37,239	—	—	2,383,836

Total liabilities	265,874,283	—	(1,059,075)	—	122,139	520,578	(82,632)	(81,456)	265,293,837

EQUITY
Share capital	75	—	—	—	—	—	—	—	75
Share premium	33,365,786	—	—	—	—	—	—	—	33,365,786
Treasury shares	(5,560,104)	—	—	—	—	—	—	—	(5,560,104)
Other reserves	9,304,995	—	—	—	—	—	—	1,613,336	10,918,331
Retained earnings	55,942,943	—	—	—	36,558	—	—	(1,857,704)	54,121,797

Total equity attributable to owners of the Company	93,053,695	—	—	—	36,558	—	—	(244,368)	92,845,885
Non-controlling interests	1,505,508	—	—	—	16,028	—	—	—	1,521,536

Total equity	94,559,203	—	—	—	52,586	—	—	(244,368)	94,367,421

Total liabilities and equity	360,433,486	—	(1,059,075)	—	174,725	520,578	(82,632)	(325,824)	359,661,258

	Consolidated statements of financial position as of December 31, 2022
		Adjustments by category
	As Previously Reported	Adjustment 1	Adjustment 2	Adjustment 3	Adjustment 4	Adjustment 5	Adjustment 6	Other Adjustments	As Restated
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	43,882,127	—	—	—	57,143	—	—	—	43,939,270
Restricted cash	26,508,631	—	90,946	—	—	487,144	—	—	27,086,721
Financial assets held under resale agreements	—	—	—	—	—	40,023	—	—	40,023
Financial assets at fair value through profit or loss	29,089,447	—	(724,258)	122,107	786,172	2,667,151	(26,491)	—	31,914,128
Financial assets at amortized cost	4,716,448	—	—	(860,908)	(128,174)	—	(316,282)	—	3,411,084
Accounts and other receivables and contract assets	15,758,135	—	—	—	107,216	—	—	(43,293)	15,822,058
Loans to customers	211,446,645	—	—	—	—	—	—	—	211,446,645
Deferred tax assets	4,990,352	—	—	—	9,957	—	—	—	5,000,309
Property and equipment	322,499	—	—	—	7,256	—	—	—	329,755
Investments accounted for using the equity method	39,271	—	—	—	—	—	—	—	39,271
Intangible assets	885,056	—	—	—	—	—	—	—	885,056
Right-of-use assets	754,010	—	—	—	13,691	—	—	—	767,701
Goodwill	8,911,445	—	—	—	—	—	—	—	8,911,445
Other assets	1,958,741	—	—	—	3,006	2,699	—	(590,767)	1,373,679

Total assets	349,262,807	—	(633,312)	(738,801)	856,267	3,197,017	(342,773)	(634,060)	350,967,145

LIABILITIES
Payable to platform investors	1,569,367	—	—	—	—	—	—	—	1,569,367
Borrowings	36,915,513	—	—	—	—	—	—	—	36,915,513
Bonds payable	2,143,348	—	—	—	—	—	—	—	2,143,348
Current income tax liabilities	1,987,443	—	—	—	2,050	—	(3,304)	—	1,986,189
Accounts and other payables and contract liabilities	12,198,654	—	—	—	710,434	—	(80,921)	—	12,828,167
Payable to investors of consolidated structured entities	177,147,726	—	(633,312)	—	—	(162,081)	—	—	176,352,333
Financing guarantee liabilities	5,763,369	—	—	—	—	—	—	—	5,763,369
Deferred tax liabilities	694,090	—	—	—	772	—	3,304	(158,515)	539,651
Lease liabilities	748,807	—	—	—	11,819	—	—	—	760,626
Convertible promissory notes payable	5,164,139	—	—	—	—	—	—	—	5,164,139
Optionally convertible promissory notes	8,142,908	—	—	—	—	—	—	—	8,142,908
Financial assets sold under repurchase agreements	—	—	—	—	—	3,343,950	—	—	3,343,950
Other liabilities	2,000,768	—	—	—	25,581	15,148	(261,852)	—	1,779,645

Total liabilities	254,476,132	—	(633,312)	—	750,656	3,197,017	(342,773)	(158,515)	257,289,205

EQUITY
Share capital	75	—	—	—	—	—	—	—	75
Share premium	32,073,874	—	—	—	—	—	—	—	32,073,874
Treasury shares	(5,642,769)	—	—	—	—	—	—	—	(5,642,769)
Other reserves	2,158,432	—	—	—	—	—	—	1,613,336	3,771,768
Retained earnings	64,600,234	—	—	(738,801)	84,503	—	—	(2,088,881)	61,857,055

Total equity attributable to owners of the Company	93,189,846	—	—	(738,801)	84,503	—	—	(475,545)	92,060,003
Non-controlling interests	1,596,829	—	—	—	21,108	—	—	—	1,617,937

Total equity	94,786,675	—	—	(738,801)	105,611	—	—	(475,545)	93,677,940

Total liabilities and equity	349,262,807	—	(633,312)	(738,801)	856,267	3,197,017	(342,773)	(634,060)	350,967,145

	Consolidated statements of financial position as of December 31, 2023
		Adjustments by category
	As Previously Reported	Adjustment 1	Adjustment 2	Adjustment 3	Adjustment 4	Adjustment 5	Adjustment 6	Other Adjustments	As Restated
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	39,598,785	—	—	—	97,129	—	—	—	39,695,914
Restricted cash	11,145,838	225,322	12,314	—	—	2,033,141	—	—	13,416,615
Financial assets held under resale agreements	—	—	—	—	—	28,834	—	—	28,834
Financial assets at fair value through profit or loss	28,892,604	(3,260,840)	(393,316)	111,307	1,897,929	(2,112,362)	(372,117)	—	24,763,205
Financial assets at amortized cost	3,011,570	—	—	(971,677)	(137,900)	—	(143,910)	—	1,758,083
Accounts and other receivables and contract assets	7,293,671	—	—	—	54,016	—	—	—	7,347,687
Loans to customers	129,693,954	—	—	—	—	—	—	—	129,693,954
Deferred tax assets	5,572,042	128,196	—	—	60,646	—	(29,244)	—	5,731,640
Property and equipment	180,310	—	—	—	5,900	—	—	—	186,210
Investments accounted for using the equity method	2,609	—	—	—	—	—	—	—	2,609
Intangible assets	874,919	—	—	—	—	—	—	—	874,919
Right-of-use assets	400,900	—	—	—	18,690	—	—	—	419,590
Goodwill	8,911,445	—	—	—	—	—	—	—	8,911,445
Other assets	1,444,362	40,864	—	—	(353,821)	419,960	—	—	1,551,365

Total assets	237,023,009	(2,866,458)	(381,002)	(860,370)	1,642,589	369,573	(545,271)	—	234,382,070

LIABILITIES
Payable to platform investors	985,761	—	—	—	—	—	—	—	985,761
Borrowings	38,823,284	—	—	—	—	—	—	—	38,823,284
Current income tax liabilities	782,096	—	—	—	16,096	—	3,414	—	801,606
Accounts and other payables and contract liabilities	6,977,118	—	—	—	1,527,387	—	(52,843)	—	8,451,662
Payable to investors of consolidated structured entities	83,264,738	(2,481,872)	(381,002)	—	—	(943,597)	—	—	79,458,267
Financing guarantee liabilities	4,185,532	—	—	—	—	—	—	—	4,185,532
Deferred tax liabilities	524,064	—	—	—	719	—	(32,658)	—	492,125
Lease liabilities	386,694	—	—	—	17,824	—	—	—	404,518
Convertible promissory notes payable	5,650,268	—	—	—	—	—	—	—	5,650,268
Financial assets sold under repurchase agreements	—	—	—	—	—	1,307,395	—	—	1,307,395
Other liabilities	1,759,672	—	—	—	25,730	5,775	(463,184)	—	1,327,993

Total liabilities	143,339,227	(2,481,872)	(381,002)	—	1,587,756	369,573	(545,271)	—	141,888,411

EQUITY
Share capital	75	—	—	—	—	—	—	—	75
Share premium	32,142,233	—	—	—	—	—	—	—	32,142,233
Treasury shares	(5,642,768)	—	—	—	—	—	—	—	(5,642,768)
Other reserves	155,849	—	—	—	—	—	—	1,613,336	1,769,185
Retained earnings	65,487,099	(384,586)	—	(860,370)	37,872	—	—	(1,613,336)	62,666,679

Total equity attributable to owners of the Company	92,142,488	(384,586)	—	(860,370)	37,872	—	—	—	90,935,404
Non-controlling interests	1,541,294	—	—	—	16,961	—	—	—	1,558,255

Total equity	93,683,782	(384,586)	—	(860,370)	54,833	—	—	—	92,493,659

Total liabilities and equity	237,023,009	(2,866,458)	(381,002)	(860,370)	1,642,589	369,573	(545,271)	—	234,382,070

	Consolidated statement of cash flows for the year ended December 31, 2022
	As Previously Reported	Total Restatement Impacts	As Restated
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Profit before income tax	13,013,271	(967,409)	12,045,862
Adjustments for:
Depreciation of property and equipment	177,799	3,802	181,601
Depreciation of right-of-use assets	578,014	13,187	591,201
Amortization of intangible assets	15,325	—	15,325
Share of losses of associates and joint ventures	218	—	218
Net gains on sale of property and equipment, and intangible assets	24,256	576	24,832
Net unrealized losses on financial assets at fair value through profit or loss	212,297	(79,422)	132,875
Non-cash employee benefits expense-share based payment	45,919	(757)	45,162
Asset impairment losses	427,108	—	427,108
Credit impairment losses	11,956,103	(38,170)	11,917,933
Finance cost classified as financing activities	2,502,008	(20,949)	2,481,059
Investment income classified as investing activities	(1,460,167)	814,474	(645,693)
Foreign exchange losses	877,232	—	877,232

	28,369,383	(274,668)	28,094,715

Decrease in loans to customers and accounts and other receivables	10,415,490	(4,088,647)	6,326,843
Decrease in accounts and other payables	(24,054,567)	4,881,006	(19,173,561)

Cash generated from operating activities	14,730,306	517,691	15,247,997

Income tax paid	(10,275,005)	(17,936)	(10,292,941)

Net cash generated from operating activities	4,455,301	499,755	4,955,056

Cash flows from investing activities
Proceeds from sale of investment assets	99,031,093	(98,650)	98,932,443
Proceeds from sale of property and equipment	19,655	288	19,943
Interest received on investment assets	1,725,499	(17,947)	1,707,552
Payment for acquisition of investment assets	(97,732,903)	(331,953)	(98,064,856)
Securities purchases under agreements to resell, net	5,527,177	—	5,527,177
Payment for property and equipment and other long-term assets	(122,843)	(6,522)	(129,365)

Net cash generated from investing activities	8,447,678	(454,784)	7,992,894

Cash flows from financing activities
Proceeds from capital contribution from the non-controlling shareholder of subsidiaries	15,938	—	15,938
Proceeds from exercise of share-based payment	95,911	—	95,911
Proceeds from borrowings	9,046,338	—	9,046,338
Repayment of borrowings	(5,794,772)	—	(5,794,772)
Payment for early redemption and extension of convertible promissory notes payable	(3,747,386)	—	(3,747,386)
Payment for lease liabilities	(604,172)	(13,628)	(617,800)
Payment for interest expenses	(1,213,186)	—	(1,213,186)
Payment for dividend declared	(7,717,474)	—	(7,717,474)

Net cash used in financing activities	(9,918,803)	(13,628)	(9,932,431)

Effect of exchange rate changes on cash and cash equivalents	57,025	—	57,025
Net increase in cash and cash equivalents	3,041,201	31,343	3,072,544
Add: Cash and cash equivalents at the beginning of the year	26,496,310	25,800	26,522,110

Cash and cash equivalents at the end of the year	29,537,511	57,143	29,594,654

	Consolidated statement of cash flows for the year ended December 31, 2023
	As Previously Reported	Total Restatement Impacts	As Restated
	RMB’000	RMB’000	RMB’000
Cash flows from operating activities
Profit before income tax	1,645,112	(56,647)	1,588,465
Adjustments for:
Depreciation of property and equipment	181,171	4,051	185,222
Depreciation of right-of-use assets	413,957	13,401	427,358
Amortization of intangible assets	11,022	—	11,022
Share of losses of associates and joint ventures	5,416	—	5,416
Net gains on sale of property and equipment, and intangible assets	21,506	488	21,994
Net unrealized losses on financial assets at fair value through profit or loss	197,027	327,976	525,003
Non-cash employee benefits expense-share based payment	(36,143)	(61)	(36,204)
Asset impairment losses	31,246	—	31,246
Credit impairment losses	5,598,588	(1,646)	5,596,942
Finance cost classified as financing activities	1,784,065	(19,593)	1,764,472
Investment income classified as investing activities	(1,220,005)	615,026	(604,979)
Foreign exchange gains	(75,714)	—	(75,714)

	8,557,248	882,995	9,440,243

Decrease in loans to customers and accounts and other receivables	105,943,815	(2,041,542)	103,902,273
Decrease in accounts and other payables	(96,748,653)	(1,120,211)	(97,868,864)

Cash generated from operating activities	17,752,410	(2,278,758)	15,473,652

Income tax paid	(2,722,124)	(31,116)	(2,753,240)

Net cash generated from operating activities	15,030,286	(2,309,874)	12,720,412

Cash flows from investing activities
Proceeds from sale of investment assets	67,031,534	241,266	67,272,800
Proceeds from sale of property and equipment	8,220	244	8,464
Interest received on investment assets	970,133	(144,408)	825,725
Payment for acquisition of investment assets	(73,924,054)	2,373,739	(71,550,315)
Securities purchases under agreements to resell, net	—	—	—
Payment for property and equipment and other long-term assets	(48,340)	(2,939)	(51,279)
Net cash inflow from disposal of subsidiaries	25,075	—	25,075

Net cash used in investing activities	(5,937,432)	2,467,902	(3,469,530)

Cash flows from financing activities
Proceeds from exercise of share-based payment	252	—	252
Proceeds from borrowings	14,618,467	—	14,618,467
Repayment of borrowings	(18,259,533)	339,296	(17,920,237)
Payment for early redemption and extension of convertible promissory notes payable	(3,642,931)	—	(3,642,931)
Repayment of optionally convertible promissory notes payable	(8,342,096)	—	(8,342,096)
Repayment of bonds payable	(2,163,195)	—	(2,163,195)
Payment for lease liabilities	(474,546)	(12,396)	(486,942)
Payment for interest expenses	(1,511,327)	(19,912)	(1,531,239)
Payment for dividend declared	(1,435,461)	—	(1,435,461)
Payment for acquisition of non-controlling interests of subsidiary	(199,200)	—	(199,200)
Refund of cash reserved for repurchase of ordinary shares	854,624	—	854,624

Net cash used in financing activities	(20,554,946)	306,988	(20,247,958)

Effect of exchange rate changes on cash and cash equivalents	404,677	(425,030)	(20,353)
Net decrease in cash and cash equivalents	(11,057,415)	39,986	(11,017,429)
Add: Cash and cash equivalents at the beginning of the year	29,537,511	57,143	29,594,654

Cash and cash equivalents at the end of the year	18,480,096	97,129	18,577,225

Summary of Expected Useful Lives of Intangible Assets with a Limited Useful Life	The Group amortizes intangible assets with a limited useful life using the straight-line method over the following periods.

Expected useful life
Computer software	3-10 years

Summary of the Estimated Useful Lives, Estimated Residual Value Rate and Annual Depreciation Rate of Property, Plant and Equipment
Land and buildings comprise primarily office premises. The estimated useful lives, depreciation rate and estimated residual value rate of buildings, leasehold improvements, office furniture and equipment, computer and electronic equipment and motor vehicles are as follows:

Category	Expected useful life	Estimated residual value rate	Annual depreciation rate
Buildings	30 years	5%	3%
Office furniture and equipment	3-5 years	0%-5%	19%-33%
Computer and electronic equipment	2-5 years	0%-5%	19%-50%
Motor vehicles	3-5 years	5%-10%	18%-32%
Leasehold improvements	shorter of expected useful life or the lease term	0%	20%-33%